Long-Term Debt, $18.0 Million Term Loan Facility (Details) - USD ($)	Jun. 30, 2023	Mar. 07, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Net of deferred finance charges	$ 85,013,187		$ 109,600,947
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 18,000,000
Net of deferred finance charges		$ 12,413,056